Severance and Other - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Severance And Other Charges [Line Items]
Facility exit costs		$ 2,381
Legal settlements	5,213	3,106
South Africa [Member]
Severance And Other Charges [Line Items]
Severance and other costs		3,106
Amount claimed against Company		9,202
Contract logistics [Member]
Severance And Other Charges [Line Items]
Facility exit costs		$ 2,381